Schedule of loan to third parties (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Loan To Third Party
Loan to third party			$ 1,274,695	$ 1,623,608
Allowance for credit losses			(960,655)	(1,223,608)
Loan to third parties, net			$ 314,040	$ 400,000